Loss Before Income Tax - Schedule of Other Gains and Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit Loss [Abstract]
Net foreign exchange (losses) gains	$ (85,869)	$ 512,450	$ (210,647)
Gain on disposal of property, plant and equipment	1,172		968
Net gain on fair value changes of financial assets and liabilities at fair value through profit or loss (Note 13)	133,139	594,046	78,038
Other income (expenses)	(78,025)	14	2,342
Other gains and losses	$ (29,583)	$ 1,106,510	$ (129,299)